Fees Summary	Aug. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,815,000
Previously Paid Amount	0.00
Total Fee Amount	415.49
Total Offset Amount	0.00
Net Fee	415.49
Narrative - Max Aggregate Offering Price	$ 2,815,000
Final Prospectus	true